UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30,

Date of reporting period: November 30, 2019

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND

Investor Class (RIVRX)

 Institutional Class (RIVBX)

RIVERBRIDGE ECO LEADERS® FUND

 Investor Class (ECOLX)

Institutional Class (RIVEX)

ANNUAL REPORT

 NOVEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

RIVERBRIDGE FUNDS

Each a series of Investment Managers Series Trust

Table of Contents

Riverbridge Growth Fund
Shareholder Letter	1
Fund Performance	5
Schedule of Investments	6
Riverbridge Eco Leaders® Fund
Shareholder Letter	9
Fund Performance	13
Schedule of Investments	14
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	33
Supplemental Information	34
Expense Examples	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Fellow Shareholder:

Shareholders in The Riverbridge Growth Fund (the Fund) experienced strong returns in the Fiscal Year ending November 30, 2019. The Fund’s returns, however, were unable to keep up with the even stronger performance of the Fund’s primary benchmark, the Russell 3000 Growth® Index. The Fund slightly outperformed its secondary benchmark, the S&P 500© Index. As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire economic cycle, typically 4-8 years.

Performance

	FY 2019 (12/1/18- 11/30/19)	SINCE INCEPTION (12/31/12)
RIVRX at NAV	16.65%	14.85%
RIVBX at NAV	16.80%	15.10%
Russell 3000 Growth	20.28%	16.36%
S&P 500	16.11%	14.43%

The Fund’s performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please call (888) 447-4470 for most recent month end performance.

1200 IDS Center . 80 South Eighth Street . Minneapolis MN 55402 . Phone: 612.904.6200 .Toll Free: 877.904.6200 .

www.riverbridge.com

Market and Economic Environment

During the twelve-month period ending November 30, 2019, the U.S. equity market overcame numerous challenges to produce strong returns. The trade war between the U.S. and China continued, leading to tariffs which negatively impacted companies in a variety of sectors. Uncertainty over the Brexit process in the United Kingdom threatened global economic growth. Even interest rate cuts by the U.S. Federal Reserve for the first time in a decade caused concern, since rate cuts typically signal slower economic growth. Partly as a result of the Fed’s actions, during 2019 investors experienced inversion of the yield curve (interest rates on short-term debt instruments higher than those on long-term debt). Historically, yield curve inversions have preceded recessions. Impeachment proceedings against the President of the U.S. also challenged market participants.

Despite these obstacles, the stock market generated yet another year of positive returns. For the six-month period ending June 30, 2019, the S&P 500© Index produced its strongest first half results since 1997. Strength continued into the second half of the year as corporate earnings generally exceeded low expectations. Low unemployment gave consumers confidence and helped support the overall economy. Perhaps the primary reason for continued demand for U.S equities was the lack of attractive alternatives in other asset classes, such as European or Emerging Market equities.

For the period overall, growth stocks outperformed value, although value stocks rallied toward the end of the fiscal year. Large cap stocks outperformed small caps. Ten of the eleven sectors in the Russell 3000 Growth® Index generated positive returns, led by Information Technology and Communications Services. Energy was the only sector in the primary benchmark which declined.

Performance Discussion

The Fund’s strong absolute performance in Fiscal 2019 is the result of our relentless focus on companies with enduring growth prospects. The Fund’s underperformance relative to its primary benchmark is consistent with its historical performance patterns, and those of the Riverbridge All Cap Growth portfolio, upon which the Fund is based. The Fund seeks to invest in companies with fundamental attributes which allow them to grow regardless of the overall economic environment. We look for companies with enduring growth opportunities. Consequently, historically the Fund and our All Cap Growth portfolio have generated their best relative performance in periods when the economic and market environments were more challenging.

The Fund was unable to overcome investors’ preference for large cap stocks over small caps during Fiscal 2019. Approximately one-half of the Fund’s investments are in small and mid-cap companies. The Russell 3000 Growth® Index, however, is more heavily weighted toward large caps. Market participants rewarded the strong fundamental characteristics of the companies in the Fund during the year, but the overall preference for larger companies was a drag on relative performance during the fiscal year.

1200 IDS Center . 80 South Eighth Street . Minneapolis MN 55402 . Phone: 612.904.6200 .Toll Free: 877.904.6200 .

www.riverbridge.com

From a sector standpoint, our investments in the Industrial, Information Technology, and Consumer Staples sectors detracted from the Fund’s performance relative to the primary benchmark. Our Health Care holdings contributed to results.

In the Industrial sector, The Fund’s holdings collectively appreciated more than 11%, but trailed the Industrial companies in the Russell 3000 Growth® Index, which rose 14%. Our investments in the Information Technology sector rose more than 28% in aggregate but could not match the 33% increase in the Information Technology sector of the Russell 3000 Growth® Index. The Fund’s holdings in the Consumer Staples sector, as usual a low weighting, also underperformed. Strong stock selection in the Health Care sector contributed to the Fund’s returns in Fiscal 2019. Fund shareholders benefited from our investments in several Health Care companies which performed well.

Outlook

Overall, the twelve-month period ending November 30, 2019 was a good one for investors in the Fund. The outlook for the next twelve months may be quite different. As of the end of Calendar 2019, many divergent opinions exist regarding the prospects for the U.S. equity market. The good news for investors is that earnings expectations remain subdued. Low expectations reduce the overall risk for equities, if companies issue conservative earnings guidance. Potentially disruptive events such as Brexit, tariff implementation deadlines, Fed meetings, and impeachment hearings may overshadow fundamental considerations.

Perhaps providing some comfort to Fund shareholders is the fact that the companies in which we invest, in aggregate, had strong fundamental years in Fiscal 2019. Many strengthened their relative market positions. We believe that they are well-positioned to have a strong 2020. Our companies tend to generate high levels of free cash flow, are not dependent upon borrowing to grow their business, and are generally less economically sensitive relative to the broader markets. These attributes provide them with a good chance to succeed amidst an uncertain macroeconomic backdrop.

Thank you for investing in the Riverbridge Growth Fund.

Riverbridge Partners, LLC

The views in this Report were those of the Fund Manager at the time of writing this report and may not reflect the views of the Manager on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding the Fund’s investment methodology and do not constitute investment advice.

1200 IDS Center . 80 South Eighth Street . Minneapolis MN 55402 . Phone: 612.904.6200 .Toll Free: 877.904.6200 .

www.riverbridge.com

Risk Disclosures: Investing involves risk, including the possible loss of principal. The Fund invests in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund invests in foreign securities through the use of ADRs. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards and less stringent regulation of securities markets. Emerging market countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. The Fund will typically invest in the securities of fewer issuers. If the Fund's portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.

The Russell 3000 Growth® Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500© Index is a broad-based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. An investor cannot invest directly in an index.

1200 IDS Center . 80 South Eighth Street . Minneapolis MN 55402 . Phone: 612.904.6200 .Toll Free: 877.904.6200 .

www.riverbridge.com

Riverbridge Growth Fund

FUND PERFORMANCE at November 30, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 3000® Growth Index and the S&P 500® Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. These indices do not reflect expenses, fees or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of November 30, 2019	1 Year	5 Years	Since Inception	Inception Date
Investor Class	16.65%	13.16%	14.85%	12/31/12
Institutional Class	16.80%	13.39%	15.10%	12/31/12
Russell 3000® Growth Index	20.28%	13.39%	16.36%	12/31/12
S&P 500® Index	16.11%	10.98%	14.43%	12/31/12

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 447-4470.

Gross and net expense ratios for the Investor Class shares were 1.43% and 1.21%, respectively, and for the Institutional Class shares were 1.18% and 0.96%, respectively, which were the amounts stated in the current prospectus dated April 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/ or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 1.00% redemption fee.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS — 98.4%
	COMMUNICATION SERVICES — 3.3%
1,084	Alphabet, Inc. - Class A*	$1,413,633
1,084	Alphabet, Inc. - Class C*	1,414,577
4,788	Netflix, Inc.*	1,506,592
		4,334,802
	CONSUMER DISCRETIONARY — 11.4%
2,060	Amazon.com, Inc.*	3,709,648
18,394	Five Below, Inc.*	2,275,522
66,946	Gentex Corp.	1,901,266
25,640	Grand Canyon Education, Inc.*	2,184,272
32,434	LKQ Corp.*	1,144,272
43,131	Starbucks Corp.	3,684,681
		14,899,661
	HEALTH CARE — 17.0%
15,883	Amedisys, Inc.*	2,588,294
6,939	Chemed Corp.	2,983,909
13,552	Danaher Corp.	1,978,321
60,658	Evolent Health, Inc. - Class A*	437,344
16,732	Neogen Corp.*	1,113,849
40,005	Roche Holding A.G. - ADR[1]	1,542,993
28,694	Teladoc Health, Inc.*	2,402,835
10,119	UnitedHealth Group, Inc.	2,832,004
20,779	Veeva Systems, Inc. - Class A*	3,099,811
22,586	West Pharmaceutical Services, Inc.	3,320,820
		22,300,180
	INDUSTRIALS — 26.0%
6,686	3M Co.	1,135,082
23,092	A.O. Smith Corp.	1,117,653
9,992	Acuity Brands, Inc.	1,306,754
8,583	CoStar Group, Inc.*	5,260,177
96,850	Fastenal Co.	3,440,112
67,073	Healthcare Services Group, Inc.	1,686,886
34,946	HEICO Corp.	4,539,136
43,944	IHS Markit Ltd.*,[1]	3,192,532
25,857	Proto Labs, Inc.*	2,505,285
81,257	Ritchie Bros Auctioneers, Inc.[1]	3,493,238
80,498	Rollins, Inc.	2,885,853
23,833	Verisk Analytics, Inc. - Class A	3,514,891
		34,077,599
	INFORMATION TECHNOLOGY — 35.5%
30,123	2U, Inc.*	751,268
28,260	Analog Devices, Inc.	3,191,967

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
12,468	ANSYS, Inc.*	$3,175,475
38,252	Blackline, Inc.*	2,058,723
35,921	Fiserv, Inc.*	4,175,457
30,410	Globant S.A.*,[1]	3,253,870
18,268	Guidewire Software, Inc.*	2,225,590
39,879	Microsoft Corp.	6,036,883
53,810	National Instruments Corp.	2,266,477
6,577	NVIDIA Corp.	1,425,499
14,925	Paycom Software, Inc.*	4,131,389
62,248	Pluralsight, Inc. - Class A*	1,057,593
23,309	salesforce.com, Inc.*	3,796,803
7,119	ServiceNow, Inc.*	2,014,962
15,214	Tyler Technologies, Inc.*	4,414,646
13,317	Visa, Inc. - Class A	2,457,120
		46,433,722
	MATERIALS — 5.2%
20,635	Ecolab, Inc.	3,851,935
9,342	International Flavors & Fragrances, Inc.	1,319,371
8,041	Linde PLC[1]	1,658,135
		6,829,441
	TOTAL COMMON STOCKS
	(Cost $79,750,307)	128,875,405
	SHORT-TERM INVESTMENTS — 2.5%
3,318,688	Fidelity Institutional Treasury Fund, 1.51%[2]	3,318,688
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,318,688)	3,318,688

	TOTAL INVESTMENTS — 100.9%
	(Cost $83,068,995)	132,194,093
	Liabilities Less Other Assets — (0.9)%	(1,207,322)
	NET ASSETS — 100.0%	$130,986,771

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SUMMARY OF INVESTMENTS

As of November 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	35.5%
Industrials	26.0%
Health Care	17.0%
Consumer Discretionary	11.4%
Materials	5.2%
Communication Services	3.3%
Total Common Stocks	98.4%
Short-Term Investments	2.5%
Total Investments	100.9%
Liabilities less other assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Fellow Shareholder:

Shareholders in The Riverbridge Eco Leaders Fund (the Fund) experienced strong returns in the Fiscal Year ending November 30, 2019. The Fund’s returns, however, were unable to keep up with the even stronger performance of the Fund’s primary benchmark, the Russell 3000 Growth® Index. The Fund outperformed its secondary benchmark, the S&P 500© Index. As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire economic cycle, typically 4-8 years.

Performance

	FY 2019 (12/1/18- 11/30/19)	SINCE INCEPTION (12/31/12)
ECOLX at NAV	18.86%	12.89%
RIVEX at NAV	19.11%	13.15%
Russell 3000 Growth	20.28%	13.81%
S&P 500	16.11%	11.24%

The Fund’s performance data represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Please call (888) 447-4470 for most recent month end performance.

1200 IDS Center . 80 South Eighth Street . Minneapolis MN 55402 . Phone: 612.904.6200 .Toll Free: 877.904.6200 .

www.riverbridge.com

Market and Economic Environment

During the twelve-month period ending November 30, 2019, the U.S. equity market overcame numerous challenges to produce strong returns. The trade war between the U.S. and China continued, leading to tariffs which negatively impacted companies in a variety of sectors. Uncertainty over the Brexit process in the United Kingdom threatened global economic growth. Even interest rate cuts by the U.S. Federal Reserve for the first time in a decade caused concern, since rate cuts typically signal slower economic growth. Partly as a result of the Fed’s actions, during 2019 investors experienced inversion of the yield curve (interest rates on short-term debt instruments higher than those on long-term debt). Historically, yield curve inversions have preceded recessions. Impeachment proceedings against the President of the U.S. also challenged market participants.

Despite these obstacles, the stock market generated yet another year of positive returns. For the six-month period ending June 30, 2019, the S&P 500© Index produced its strongest first half results since 1997. Strength continued into the second half of the year as corporate earnings generally exceeded low expectations. Low unemployment gave consumers confidence and helped support the overall economy. Perhaps the primary reason for continued demand for U.S equities was the lack of attractive alternatives in other asset classes, such as European or Emerging Market equities.

For the period overall, growth stocks outperformed value, although value stocks rallied toward the end of the fiscal year. Large cap stocks outperformed small caps. Ten of the eleven sectors in the Russell 3000 Growth® Index generated positive returns, led by Information Technology and Communications Services. Energy was the only sector in the primary benchmark which declined.

Performance Discussion

The Fund’s strong absolute performance in Fiscal 2019 is the result of our relentless focus on companies with enduring growth prospects. The Fund’s underperformance relative to its primary benchmark is consistent with its historical performance patterns, and those of the Riverbridge Eco Leaders portfolio, upon which the Fund is based. The Fund seeks to invest in companies with fundamental attributes which allow them to grow regardless of the overall economic environment. We look for companies with enduring growth opportunities. Consequently, historically the Fund and our Eco Leaders portfolio have generated their best relative performance in periods when the economic and market environments were more challenging.

The Fund was unable to overcome investors’ preference for large cap stocks over small caps during Fiscal 2019. Approximately one-half of the Fund’s investments are in small and mid-cap companies. The Russell 3000 Growth® Index, however, is more heavily weighted toward large caps. Market participants rewarded the strong fundamental characteristics of the companies in the Fund during the year, but the overall preference for larger companies was a drag on relative performance during the fiscal year.

1200 IDS Center . 80 South Eighth Street . Minneapolis MN 55402 . Phone: 612.904.6200 .Toll Free: 877.904.6200 .

www.riverbridge.com

From a sector standpoint, our investments in the Information Technology and Consumer Discretionary sectors detracted from the Fund’s performance relative to the primary benchmark, while our Health Care and Industrials holdings contributed to results.

Our investments in the Information Technology sector rose almost 29% in aggregate but could not match the 33% increase in the Information Technology sector of the Russell 3000 Growth® Index. Underperformance in the Consumer Discretionary sector of the Fund was stock-specific, and not related to any broader market or sector trends.

Strong stock selection in the Health Care and Industrials sectors contributed to the Fund’s returns in Fiscal 2019. Fund shareholders benefited from our investments in several Health Care and Industrials companies which generated strong fundamental results and share price appreciation.

Outlook

Overall, the twelve-month period ending November 30, 2019 was a good one for investors in the Fund. The outlook for the next twelve months may be quite different. As of the end of Calendar 2019, many divergent opinions exist regarding the prospects for the U.S. equity market. The good news for investors is that earnings expectations remain subdued. Low expectations reduce the overall risk for equities, if companies issue conservative earnings guidance. Potentially disruptive events such as Brexit, tariff implementation deadlines, Fed meetings, and impeachment hearings may overshadow fundamental considerations.

Perhaps providing some comfort to Fund shareholders is the fact that the companies in which we invest, in aggregate, had strong fundamental years in Fiscal 2019. Many strengthened their relative market positions. We believe that they are well-positioned to have a strong 2020. Our companies tend to generate high levels of free cash flow, are not dependent upon borrowing to grow their business, and are generally less economically sensitive relative to the broader markets. These attributes provide them with a good chance to succeed amidst an uncertain macroeconomic backdrop.

In the Riverbridge Eco Leaders Fund, the Riverbridge Investment Team will continue to focus on historically profitable companies which are positioning themselves for sustainable market leadership and long-term growth, while demonstrating innovative best practices in environmental stewardship, social responsibility, and corporate governance.

Thank you for investing in the Riverbridge Eco Leaders Fund.

Riverbridge Partners, LLC

1200 IDS Center . 80 South Eighth Street . Minneapolis MN 55402 . Phone: 612.904.6200 .Toll Free: 877.904.6200 .

www.riverbridge.com

The views in this Report were those of the Fund Manager at the time of writing this report and may not reflect the views of the Manager on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding the Fund’s investment methodology and do not constitute investment advice.

Risk Disclosures: Investing involves risk, including the possible loss of principal. The Fund invests in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund invests in foreign securities through the use of ADRs. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards and less stringent regulation of securities markets. Emerging market countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. The Fund will typically invest in the securities of fewer issuers. If the Fund's portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.

The Russell 3000 Growth® Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500© Index is a broad-based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. An investor cannot invest directly in an index.

1200 IDS Center . 80 South Eighth Street . Minneapolis MN 55402 . Phone: 612.904.6200 .Toll Free: 877.904.6200 .

www.riverbridge.com

Riverbridge Eco Leaders® Fund

FUND PERFORMANCE at November 30, 2019 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 3000® Growth Index and the S&P 500® Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. These indices do not reflect expenses, fees or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of November 30, 2019	1 Year	3 Years	Since Inception	Inception Date
Investor Class	18.86%	18.12%	12.89%	12/31/14
Institutional Class	19.11%	18.39%	13.15%	12/31/14
Russell 3000® Growth Index	20.28%	19.21%	13.81%	12/31/14
S&P 500® Index	16.11%	14.88%	11.24%	12/31/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 447-4470.

Gross and net expense ratios for the Investor Class shares were 7.91% and 1.22%, respectively, and for the Institutional Class shares were 7.66% and 0.97%, respectively, which were the amounts stated in the current prospectus dated April 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/ or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 1.00% redemption fee.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS — 98.7%
	COMMUNICATION SERVICES — 3.0%
101	Alphabet, Inc. - Class A*	$131,713
253	Netflix, Inc.*	79,609
		211,322
	CONSUMER DISCRETIONARY — 10.2%
105	Amazon.com, Inc.*	189,084
836	Five Below, Inc.*	103,422
1,633	Grand Canyon Education, Inc.*	139,115
2,079	LKQ Corp.*	73,347
2,522	Starbucks Corp.	215,454
		720,422
	HEALTH CARE — 16.9%
856	Amedisys, Inc.*	139,494
371	Chemed Corp.	159,537
719	Danaher Corp.	104,960
3,238	Evolent Health, Inc. - Class A*	23,346
983	Neogen Corp.*	65,438
2,376	Roche Holding A.G. - ADR[1]	91,642
1,536	Teladoc Health, Inc.*	128,625
544	UnitedHealth Group, Inc.	152,249
1,122	Veeva Systems, Inc. - Class A*	167,380
1,071	West Pharmaceutical Services, Inc.	157,469
		1,190,140
	INDUSTRIALS — 27.6%
1,223	A.O. Smith Corp.	59,193
522	Acuity Brands, Inc.	68,267
480	CoStar Group, Inc.*	294,173
4,978	Fastenal Co.	176,819
2,741	Healthcare Services Group, Inc.	68,936
1,889	HEICO Corp.	245,362
3,154	IHS Markit Ltd.*,[1]	229,138
402	Lennox International, Inc.	102,852
1,622	Proto Labs, Inc.*	157,156
4,571	Ritchie Bros Auctioneers, Inc.[1]	196,507
4,280	Rollins, Inc.	153,438
1,285	Verisk Analytics, Inc. - Class A	189,512
		1,941,353
	INFORMATION TECHNOLOGY — 35.8%
1,401	2U, Inc.*	34,941
1,518	Analog Devices, Inc.	171,458
891	ANSYS, Inc.*	226,929
2,064	Blackline, Inc.*	111,084

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,747	Fiserv, Inc.*	$203,071
1,629	Globant S.A.*,[1]	174,303
958	Guidewire Software, Inc.*	116,713
2,105	Microsoft Corp.	318,655
2,954	National Instruments Corp.	124,423
345	NVIDIA Corp.	74,775
802	Paycom Software, Inc.*	222,002
3,271	Pluralsight, Inc. - Class A*	55,574
1,293	salesforce.com, Inc.*	210,617
369	ServiceNow, Inc.*	104,442
818	Tyler Technologies, Inc.*	237,359
718	Visa, Inc. - Class A	132,478
		2,518,824
	MATERIALS — 5.2%
1,109	Ecolab, Inc.	207,017
495	International Flavors & Fragrances, Inc.	69,909
418	Linde PLC[1]	86,196
		363,122
	TOTAL COMMON STOCKS
	(Cost $5,564,240)	6,945,183
	SHORT-TERM INVESTMENTS — 1.4%
100,372	Fidelity Institutional Treasury Fund, 1.51%[2]	100,372
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $100,372)	100,372

	TOTAL INVESTMENTS — 100.1%
	(Cost $5,664,612)	7,045,555
	Liabilities Less Other Assets — (0.1)%	(9,372)
	NET ASSETS — 100.0%	$7,036,183

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

SUMMARY OF INVESTMENTS

As of November 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	35.8%
Industrials	27.6%
Health Care	16.9%
Consumer Discretionary	10.2%
Materials	5.2%
Communication Services	3.0%
Total Common Stocks	98.7%
Short-Term Investments	1.4%
Total Investments	100.1%
Liabilities less other assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2019

	Growth Fund	Eco Leaders Fund
Assets:
Investments, at value (cost $83,068,995 and $5,664,612, respectively)	$132,194,093	$7,045,555
Receivables:
Fund shares sold	272,620	1,186
Dividends and interest	93,358	4,308
Due from Advisor	-	12,821
Prepaid expenses	19,833	16,544
Total Assets	132,579,904	7,080,414

Liabilities:
Payables:
Investment securities purchased	1,276,426	-
Fund shares redeemed	189,363	-
Advisory fees	67,239	-
Shareholder servicing fees (Note 8)	6,615	350
Distribution fees (Note 7)	1,397	920
Auditing fees	18,250	18,250
Fund administration fees	17,271	9,870
Transfer agent fees and expenses	5,583	4,551
Trustees' deferred compensation (Note 3)	3,244	3,017
Chief Compliance Officer fees	944	1,029
Custody fees	934	1,797
Legal fees	612	1,459
Trustees' fees and expenses	184	324
Accrued other expenses	5,071	2,664
Total Liabilities	1,593,133	44,231

Net Assets	$130,986,771	$7,036,183

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares)	$80,619,484	$5,491,118
Total distributable earnings	50,367,287	1,545,065
Net Assets	$130,986,771	$7,036,183

Investor Class:
Net assets applicable to shares outstanding	$7,071,922	$4,633,831
Shares of beneficial interest issued and outstanding	318,873	302,293
Net asset value, offering and redemption price per share	$22.18	$15.33

Institutional Class:
Net assets applicable to shares outstanding	$123,914,849	$2,402,352
Shares of beneficial interest issued and outstanding	5,492,964	154,693
Net asset value, offering and redemption price per share	$22.56	$15.53

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2019

	Growth Fund	Eco Leaders Fund
Investment income:
Dividends (net of foreign withholdings taxes of $14,172 and $849, respectively)	$754,799	$38,599
Interest	51,631	2,994
Total investment income	806,430	41,593

Expenses:
Advisory fees	809,087	53,844
Fund administration fees	122,619	71,628
Shareholder servicing fees (Note 8)	83,225	5,684
Transfer agent fees and expenses	36,886	28,795
Registration fees	35,000	33,800
Custody fees	20,273	17,304
Auditing fees	18,250	18,250
Legal fees	16,001	6,961
Distribution fees (Note 7)	15,896	10,733
Shareholder reporting fees	12,001	8,068
Chief Compliance Officer fees	8,099	8,899
Trustees' fees and expenses	7,701	7,949
Miscellaneous	7,202	5,801
Insurance fees	1,551	1,419

Total expenses	1,193,791	279,135
Advisory fees waived	(142,265)	(53,844)
Other expenses absorbed	—	(157,075)
Net expenses	1,051,526	68,216
Net investment loss	(245,096)	(26,623)

Realized and Unrealized Gain:
Net realized gain on investments	1,580,807	212,998
Net change in unrealized appreciation/depreciation on investments	15,932,438	848,816
Net increase from payments by affiliates (Note 3)	45,082	-
Net realized and unrealized gain	17,558,327	1,061,814

Net increase in Net Assets from Operations	$17,313,231	$1,035,191

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(245,096)	$(176,564)
Net realized gain on investments	1,580,807	6,248,964
Net change in unrealized appreciation/depreciation on investments	15,932,438	7,867,344
Net increase from payments by affiliates (Note 3)	45,082	-
Net increase in net assets resulting from operations	17,313,231	13,939,744

Distributions to Shareholders:
Distributions:
Investor Class	(430,023)	(3,350)
Institutional Class	(5,899,424)	(68,922)
Total distributions to shareholders	(6,329,447)	(72,272)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,535,738	2,985,467
Institutional Class	32,744,349	21,391,429
Reinvestment of distributions:
Investor Class	419,438	3,237
Institutional Class	5,537,863	59,250
Cost of shares redeemed:
Investor Class[1]	(2,732,456)	(1,244,087)
Institutional Class[2]	(16,501,803)	(24,079,560)
Net increase (decrease) in net assets from capital transactions	22,003,129	(884,264)

Total increase in net assets	32,986,913	12,983,208

Net Assets:
Beginning of period	97,999,858	85,016,650
End of period	$130,986,771	$97,999,858

Capital Share Transactions:
Shares sold:
Investor Class	123,514	153,112
Institutional Class	1,586,619	1,097,513
Shares reinvested:
Investor Class	24,952	181
Institutional Class	324,231	3,272
Shares redeemed:
Investor Class	(137,653)	(65,273)
Institutional Class	(813,726)	(1,215,484)
Net increase (decrease) in capital share transactions	1,107,937	(26,679)

[1]	Net of redemption fee proceeds of $7,470 and $233, respectively.
[2]	Net of redemption fee proceeds of $351 and $317, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(26,623)	$(12,043)
Net realized gain on investments	212,998	495,792
Net change in unrealized appreciation/depreciation on investments	848,816	(84,870)
Net increase in net assets resulting from operations	1,035,191	398,879

Distributions to Shareholders:
Distributions:
Investor Class	(370,001)	-
Institutional Class	(115,620)	-
Total distributions to shareholders	(485,621)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,801,129	3,048,090
Institutional Class	1,236,390	101,017
Reinvestment of distributions:
Investor Class	368,312	-
Institutional Class	108,627	-
Cost of shares redeemed:
Investor Class[1]	(2,181,983)	(546,696)
Institutional Class[2]	(177,551)	(1,374,849)
Net increase in net assets from capital transactions	2,154,924	1,227,562

Total increase in net assets	2,704,494	1,626,441

Net Assets:
Beginning of period	4,331,689	2,705,248
End of period	$7,036,183	$4,331,689
Capital Share Transactions:
Shares sold:
Investor Class	206,992	213,203
Institutional Class	88,025	7,034
Shares reinvested:
Investor Class	32,167	-
Institutional Class	9,380	-
Shares redeemed:
Investor Class	(158,801)	(38,844)
Institutional Class	(12,146)	(96,638)
Net increase in capital share transactions	165,617	84,755

[1]	Net of redemption fee proceeds of $1,833 and $351, respectively.
[2]	Net of redemption fee proceeds of $168 and $0, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$20.55	$17.77	$14.86	$14.63	$13.97
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.08)	(0.06)	(0.04)	(0.05)
Net realized and unrealized gain	3.05	2.88	3.46	0.57	1.02
Net increase from payments by affiliates (Note 3)	0.01	-	-	-	-
Total from investment operations	2.97	2.80	3.40	0.53	0.97

Less Distributions:
From net realized gain	(1.36)	(0.02)	(0.49)	(0.31)	(0.31)
Total distributions	(1.36)	(0.02)	(0.49)	(0.31)	(0.31)

Redemption Fee Proceeds[1]	0.02	- [2]	- [2]	0.01	- [2]

Net asset value, end of period	$22.18	$20.55	$17.77	$14.86	$14.63

Total return[3]	16.65%[4]	15.74%	23.59%	3.78%	7.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,072	$6,332	$3,910	$3,462	$4,902

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.34%	1.43%	1.48%	1.53%	1.67%
After fees waived and expenses absorbed	1.21%[5]	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.59)%	(0.61)%	(0.60)%	(0.56)%	(0.79)%
After fees waived and expenses absorbed	(0.46)%	(0.43)%	(0.37)%	(0.28)%	(0.37)%

Portfolio turnover rate	15%	25%	13%	21%	25%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Payments by affiliates had impact of 0.05% to the total return.
[5]	Effective December 1, 2018, the annual operating expense limit is changed to 1.21%.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$20.85	$17.98	$15.00	$14.73	$14.04
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.03)	(0.02)	- [2]	(0.02)
Net realized and unrealized gain	3.10	2.92	3.49	0.58	1.02
Net increase from payments by affiliates (Note 3)	0.01	-	-	-	-
Total from investment operations	3.07	2.89	3.47	0.58	1.00

Less Distributions:
From net realized gain	(1.36)	(0.02)	(0.49)	(0.31)	(0.31)
Total distributions	(1.36)	(0.02)	(0.49)	(0.31)	(0.31)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	-	- [2]

Net asset value, end of period	$22.56	$20.85	$17.98	$15.00	$14.73

Total return[3]	16.80%[4]	16.06%	23.84%	4.03%	7.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$123,915	$91,668	$81,107	$57,698	$47,697

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.09%	1.18%	1.23%	1.28%	1.42%
After fees waived and expenses absorbed	0.96%[5]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.34)%	(0.36)%	(0.35)%	(0.31)%	(0.54)%
After fees waived and expenses absorbed	(0.21)%	(0.18)%	(0.12)%	(0.03)%	(0.12)%

Portfolio turnover rate	15%	25%	13%	21%	25%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Payments by affiliates had impact of 0.05% to the total return.
[5]	Effective December 1, 2018, the annual operating expense limit is changed to 0.96%.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,				For the Period December 31, 2014* through November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.83	$13.02	$10.81	$10.42	$10.00
Income from Investment Operations:
Net investment loss	(0.07)	(0.07)	(0.08)	(0.06)	(0.07)
Net realized and unrealized gain	2.28	1.88	2.40	0.64	0.49
Total from investment operations	2.21	1.81	2.32	0.58	0.42

Less Distributions:
From net realized gain	(1.72)	-	(0.11)	(0.19)	-
Total distributions	(1.72)	-	(0.11)	(0.19)	-

Redemption Fee Proceeds[1]	0.01	- [2]	- [2]	-	- [2]

Net asset value, end of period	$15.33	$14.83	$13.02	$10.81	$10.42

Total return[3]	18.86%	13.90%	21.73%	5.69%	4.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,634	$3,292	$619	$284	$214

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.73%	7.90%	11.24%	12.84%	17.82%[5]
After fees waived and expenses absorbed	1.21%[6]	1.20%[7]	1.40%	1.40%	1.40%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(4.04)%	(7.19)%	(10.53)%	(12.04)%	(17.13)%[5]
After fees waived and expenses absorbed	(0.52)%	(0.49)%	(0.69)%	(0.60)%	(0.71)%[5]

Portfolio turnover rate	36%	67%	13%	24%	12%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 1, 2018, the annual operating expense limit is changed to 1.21%.
[7]	Effective December 1, 2017 through December 1, 2018 the Advisor voluntarily agreed to limit its annual operating expenses to 1.20%.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,				For the Period December 31, 2014* through November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.97	$13.12	$10.86	$10.45	$10.00
Income from Investment Operations:
Net investment loss	(0.04)	(0.03)	(0.05)	(0.03)	(0.04)
Net realized and unrealized gain	2.32	1.88	2.42	0.63	0.49
Total from investment operations	2.28	1.85	2.37	0.60	0.45

Less Distributions:
From net realized gain	(1.72)	-	(0.11)	(0.19)	-
Total distributions	(1.72)	-	(0.11)	(0.19)	-

Redemption Fee Proceeds[1]	- [2]	-	-	-	-

Net asset value, end of period	$15.53	$14.97	$13.12	$10.86	$10.45

Total return[3]	19.11%	14.10%	22.09%	5.87%	4.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,402	$1,040	$2,086	$1,599	$1,410

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.48%	7.65%	10.99%	12.59%	17.57%[5]
After fees waived and expenses absorbed	0.96%[6]	0.95%[7]	1.15%	1.15%	1.15%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.79)%	(6.93)%	(10.28)%	(11.79)%	(16.88)%[5]
After fees waived and expenses absorbed	(0.27)%	(0.23)%	(0.44)%	(0.35)%	(0.46)%[5]

Portfolio turnover rate	36%	67%	13%	24%	12%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 1, 2018, the annual operating expense limit is changed to 0.96%.
[7]	Effective December 1, 2017 through December 1, 2018 the Advisor voluntarily agreed to limit its annual operating expenses to 0.95%.

See accompanying Notes to Financial Statements.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2019

Note 1 – Organization

Riverbridge Growth Fund (the “Growth Fund”), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2016-2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Growth Fund and the Eco Leaders Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% and 0.90%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Eco Leaders Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior the December 1, 2018, the annual operating expense limit for the Growth and Eco Leaders Funds were 1.25% and 1.40%, respectively, for Investor Class, and 1.00% and 1.15%, respectively, for the Institutional Shares of the Funds’ average daily net assets.

For the year ended November 30, 2019, the Advisor waived its advisory fees and absorbed other expenses totaling $142,265 and $210,919 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2019, the amount of these potentially recoverable expenses was $479,916 and $637,561 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

	Growth Fund	Eco Leaders Fund
2020	$164,870	$216,226
2021	172,781	210,416
2022	142,265	210,919
Total	$479,916	$637,561

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2019 are reported on the Statements of Operations.

UMBFS reimbursed the Growth Fund $45,082 for losses from an accounting error. This amount is reported on the Fund’s Statements of Operations and Statements of Changes under the caption “Net increase from payments by affiliates.” This reimbursement had an impact of 0.05% to the Fund’s total return.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2019, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At November 30, 2019, gross unrealized appreciation and (depreciation) of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$83,471,678	$5,710,957

Gross unrealized appreciation	$53,341,084	$1,623,367
Gross unrealized depreciation	(4,618,669)	(288,769)

Net unrealized appreciation on investments	$48,722,415	$1,334,598

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net asset value per share. For the year ended November 30, 2019, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings as follows:

	Increase (Decrease)
	Paid in Capital	Total Distributable Earnings
Growth Fund	(173,387)	173,387
Eco Leaders Fund	(11,093)	11,093

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

As of November 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Eco Leaders Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	1,840,239	234,795
Tax accumulated earnings	1,840,239	234,795

Accumulated capital and other losses	(192,123)	(21,311)
Unrealized deferred compensation	(3,244)	(3,017)
Net unrealized appreciation on investments	48,722,415	1,334,598
Total accumulated earnings	$50,367,287	$1,545,065

As of November 30, 2019, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2019 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Late-Year Ordinary Losses
Growth Fund	$192,123
Eco Leaders Fund	21,311

The tax character of the distributions paid during the fiscal years ended November 30, 2019 and November 30, 2018, were as follows:

	Growth Fund		Eco Leaders Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary Income	$-	$-	$-	$-
Net long-term capital gains	6,329,447	72,272	485,621	-
Total distributions paid	$6,329,447	$72,272	$485,621	$-

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended November 30, 2019 and the year ended November 30, 2018, redemption fees were as follows:

	Year ended November 30, 2019	Year Ended November 30, 2018
Growth Fund	$7,821	$550
Eco Leaders Fund	2,001	351

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

Note 6 – Investment Transactions

For the year ended November 30, 2019, for the Growth Fund and Eco Leaders Fund, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Growth Fund	$32,549,570	$16,370,507
Eco Leaders Fund	3,791,270	2,076,046

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the year ended November 30, 2019, for the Growth Fund and Eco Leaders Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended November 30, 2019, for the Growth Fund and Eco Leaders Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, each Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2019, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$128,875,405	$-	$-	$128,875,405
Short-Term Investments	3,318,688	-	-	3,318,688
Total Investments	$132,194,093	$-	$-	$132,194,093

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$6,945,183	$-	$-	$6,945,183
Short-Term Investments	100,372	-	-	100,372
Total Investments	$7,045,555	$-	$-	$7,045,555

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

**	The Funds did not hold any Level 2 or 3 securities at period end.

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2019

Note 12 – Events Subsequent to the Fiscal Periods End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 20, 2019, to shareholders of record on December 19, 2019 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain		Income
Growth Fund	Investor Class Shares	$0.31453	$	None	$	None
Growth Fund	Institutional Class Shares	0.31453		None		None
Eco Leaders Fund	Investor Class Shares	0.53886		None		None
Eco Leaders Fund	Institutional Class Shares	0.53886		None		None

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Riverbridge Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Riverbridge Growth Fund and Riverbridge Eco Leaders (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies from the broker were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2020

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2019, the Growth and Eco Leaders Funds designate $6,329,447 and $485,621, respectively, as a 20% rate gain distribution for purposes of the dividends paid deduction.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 447-4470 The Trustees and officers of the Funds’ and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); and Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	2	Investment Managers Series Trust, a registered investment company (includes 57 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); and President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	2

Investment Managers Series Trust, a registered investment company (includes 57 portfolios), 361 Social Infrastructure Fund, a closed-end investment company, and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); and Chairman, NICSA, an investment management trade association (1993 – 1996).	2	Investment Managers Series Trust, a registered investment company (includes 57 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014); and President, Investment Managers Series Trust (December 2007 - June 2014).	2

Investment Managers Series Trust, a registered investment company (includes 57 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; and Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	2

Investment Managers Series Trust, a registered investment company (includes 57 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 - June 2014).	2	Investment Managers Series Trust, a registered investment company (includes 57 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).

			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 18-19, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Riverbridge Partners, LLC (the “Investment Advisor”) with respect to the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) and the Riverbridge Growth Fund (the “Growth Fund” and together with the Eco Leaders Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2019; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Eco Leaders Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Mid-Cap Growth Fund Universe median returns, the S&P 500 Index returns, and the Russell 3000 Growth Index returns.

●	The Growth Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Mid-Cap Growth Fund Universe median returns, the S&P 500 Index returns, and the Russell 3000 Growth Index returns. The Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns and the S&P 500 Index return, but below the Russell 3000 Growth Index return by 0.22%. The Fund received a four-star rating from Morningstar in 2015, 2017, 2018, and 2019. The Trustees considered the Investment Advisor’s assertion that for almost the entirety of the five-year period, large-cap stocks generally outperformed small-cap stocks and that throughout the period, the Fund had an underweight allocation to large-cap stocks relative to the Russell 3000 Growth Index. The Trustees also noted the Investment Advisor’s explanation that the Fund’s strategy had historically generated its best relative performance in more difficult markets or economic environments, and that almost all of the five-year period was part of one of the longest bull markets in the history of the U.S. stock market.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Eco Leaders Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Mid-Cap Growth Fund Universe medians by 0.15% and 0.175%, respectively. The Trustees considered the Investment Advisor’s explanation that a majority of the funds in the Peer Group that have lower advisory fees than the Fund hold significantly higher percentages of giant- and large-cap stocks and lower percentages of small-cap stocks than the Fund, and that management of funds consisting primarily of large-cap stocks is less expensive than management of funds with higher percentages of small-cap stocks, which requires additional resources and research to properly evaluate their investment merits due to the differences in the availability of information. The Trustees noted that the Fund’s advisory fee was lower than the average fee the Investment Advisor charges its institutional clients to manage separate accounts using similar objectives and policies as the Fund. The Trustees also considered that the Fund’s advisory fee was higher than that of the Growth Fund because of the additional research involved in the determination of the environmental impact of the companies in which the Eco Leaders Fund invests.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly above the Peer Group median by 0.02% and above the Fund Universe median by 0.09%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Growth Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Mid-Cap Growth Fund Universe median by 0.025%. The Trustees noted that the Fund’s advisory fee was lower than the average fee that the Investment Advisor charges its institutional clients to manage separate accounts using similar objectives and policies as the Fund. The Trustees also considered that the Fund’s advisory fee was lower than that of the Eco Leaders Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.04% and 0.09%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Riverbridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2019, noting that the Investment Advisor had waived a portion of its advisory fee for the Growth Fund, had waived its entire advisory fee and subsidized certain of the operating expenses for the Eco Leaders Fund, and had not realized a profit with respect to the Eco Leaders Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Growth Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Riverbridge Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual Expenses

The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Riverbridge Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	6/1/19	11/30/19	6/1/19 – 11/30/19*
Actual Performance	$1,000.00	$1,120.20	$6.43
Hypothetical (5% annual return before expenses)	1,000.00	1,019.00	6.12

Institutional Class	6/1/19	11/30/19	6/1/19 – 11/30/19*
Actual Performance	$1,000.00	$1,120.20	$5.10
Hypothetical (5% annual return before expenses)	1,000.00	1,020.26	4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 0.96% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Riverbridge Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended November 30, 2019 (Unaudited)

Riverbridge Eco Leaders Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	6/1/19	11/30/19	6/1/19 – 11/30/19*
Actual Performance	$1,000.00	$1,118.20	$6.43
Hypothetical (5% annual return before expenses)	1,000.00	1,019.00	6.13

Institutional Class	6/1/19	11/30/19	6/1/19 – 11/30/19*
Actual Performance	$1,000.00	$1,119.70	$5.10
Hypothetical (5% annual return before expenses)	1,000.00	1,020.25	4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 0.96% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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RIVERBRIDGE FUNDS
Each a series of Investment Managers Series Trust

Investment Advisor
Riverbridge Partners, LLC
1200 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund – Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund – Institutional Class	RIVBX	46141P 404
Riverbridge Eco Leaders® Fund – Investor Class	ECOLX	46141P 602
Riverbridge Eco Leaders® Fund – Institutional Class	RIVEX	46141P 701

Privacy Principles of the Riverbridge Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or a former shareholder to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 447-4470 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 447-4470.

Riverbridge Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 447-4470

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-447-4470

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2019	FYE 11/30/2018
Audit Fees	$30,900	$30,900
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2019	FYE 11/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2019	FYE 11/30/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/07/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/07/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	2/07/2020